Related Party Transactions and Balances	12 Months Ended
Nov. 30, 2023
Related Party Transactions and Balances [Abstract]
RELATED PARTY TRANSACTIONS AND BALANCES
9.	RELATED PARTY TRANSACTIONS AND BALANCES

Fund advance to director and related parties:

	Relationship	As of November 30,
	with the Group	2023	2024	2024
		HK$	HK$	US$
Wai Lau	Ms. Wai Lau is a director, CEO and shareholder of the Company	—	1,556,765	200,085
Total		—	1,556,765	200,085

Fund advance from director and related parties:

	Relationship	As of November 30,
	with the Group	2023	2024	2024
		HK$	HK$	US$
Wai Lau	Ms. Wai Lau is a director, CEO and shareholder of the Company	6,358,430	—	—
Shenzhen Huiyue Technology Co., Ltd	An entity wholly owned by Ms. Wai Lau	1,177,929	—	—
Total		7,536,359	—	—

Balances represented the funds advanced to (loaned from) Ms. Wai Lau and a related company which is wholly owned by Ms. Wai Lau, who is the director, and Controlling Shareholder of the Company. The balance is unsecured and interest-free. The amount due to director of HK$6,358,430 as of November 30, 2023 represented the funds advance from Ms. Wai Lau. This year, the company made payments on behalf of Ms. Wai Lau, net in HK$9,093,124 (USD$1,168,707). The amount related to HK$7,536,359 has already been repaid by the company this year, while the remaining HK$1,556,765 has been fully repaid by Ms. Wai Lau in March 2025, which is used to expand company business. The amount due to Shenzhen Huiyue Technology Co., Ltd of HK$1,177,929 as of November 30, 2023 has been settled in December 2023.